Segment and Revenue Analysis (Details) - Schedule of net revenues generated from different reportable segment - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Marketing channels [Member]
Segment Reporting Information [Line Items]
Total net revenue	$ 815,225	$ 12,648,255	$ 23,674,037
Less: Sale tax and addition	(2,789)	(142,105)	(61,450)
Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	815,225	12,648,255	23,674,037
Less: Sale tax and addition	(2,789)	(142,105)	(61,450)
Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue	815,225	12,648,255	23,674,037
Less: Sale tax and addition	(2,789)	(142,105)	(61,450)
Pet chews [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	59,096	6,469,755	6,271,777
Dried pet snacks [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	317,392	4,617,742	13,611,010
Wet canned pet food [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	84,117	1,310,001	2,782,382
Dental health snacks [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	19,915	305,452	495,581
Baked pet biscuits [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	3,132	87,410	95,169
Others [Member] | Product lines [Member]
Segment Reporting Information [Line Items]
Total net revenue	334,362		479,568
South Korea [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue	34,378	1,335,791	2,870,998
China [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue	713,257	2,662,247	6,569,382
United Kingdom [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue		1,573,546	2,415,043
Germany [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue		2,062,110	2,522,149
Other countries [Member] | Countries [Member]
Segment Reporting Information [Line Items]
Total net revenue	70,379	5,156,666	9,357,915
Overseas sales [Member] | Marketing channels [Member]
Segment Reporting Information [Line Items]
Total net revenue	226,385	9,995,136	15,832,362
Domestic sales [Member] | Marketing channels [Member]
Segment Reporting Information [Line Items]
Total net revenue	574,921	2,711,445	4,102,457
Electronic commerce [Member] | Marketing channels [Member]
Segment Reporting Information [Line Items]
Total net revenue	$ 16,708	$ 83,779	$ 3,800,668